Other Operating Income - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income (expense), net
Super deduction of input VAT	¥ 21.0	¥ 33.1	¥ 48.7
Input Vat Additional Credit Admissible Percentage		10.00%
Other Operating Income (Expense)
Other income (expense), net
Value Added Tax Income	¥ 40.8	¥ 73.0	¥ 30.0